Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis” on page 48.
					VALUE OF INTIAL $100 INVESTMENT BASED ON:
FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO [1]	COMPENSATION ACTUALLY PAID TO PEO[2]	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS[3]	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS[4]	TOTAL SHAREHOLDER RETURN[5]	PEER GROUP TOTAL SHAREHOLDER RETURN[6]	NET INCOME ($M)[7]	ADJUSTED EBITDAR ($M)[8]
2023	$15,542,305	$10,187,197	$3,800,856	$3,866,865	$101.80	$104.27	($491.4)	$1,512.6
2022	$14,075,614	($10,073,072)	$3,105,185	$1,412,413	$116.20	$82.85	$221.7	$1,939.4
2021	$65,887,214	$7,961,396	$3,440,477	$2,027,447	$202.86	$110.71	$420.5	$1,994.4
2020	$3,898,655	$75,499,569	$3,232,591	$13,492,467	$337.91	$112.34	($669.1)	$1,094.8
1
The dollar amounts reported are the amounts of total compensation reported for Mr. Snowden (our Principal Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Compensation Tables and Arrangements—2023 Summary Compensation Table.”

2
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Snowden, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Snowden during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Compensation Actually Paid Calculation” table displays the adjustments made to Mr. Snowden’s total compensation for each year to determine the compensation actually paid.

3
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Snowden) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Snowden) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2023, Felicia Hendrix, Todd George and Chris Rogers; (ii) for 2021, Felicia Hendrix, Todd George and Harper Ko; and (iii) for 2020, David Williams, William J. Fair and Carl Sottosanti.

4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Snowden), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Snowden) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Compensation Actually Paid Calculation” table displays the adjustments made to average total compensation for the NEOs as a group (excluding Mr. Snowden) for each year to determine the average compensation actually paid to the NEOs as a group (excluding Mr. Snowden).

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Russell 3000 Casino and Gambling Index.

7	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
8
The Company believes Adjusted EBITDAR is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDAR is a non-GAAP financial measure. For a definition and reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measure, see the section entitled “Non-GAAP Financial Measures” on pages 43 - 45 of our 2023 Annual Report.

Compensation Actually Paid Calculation

	PEO				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	$15,542,305	$14,075,614	$65,887,214	$3,898,655	$3,800,856	$3,105,185	$3,440,477	$3,232,591
Less: Reported Fair Value of Equity Awards(a)	$8,953,479	$6,961,325	$57,104,584	$2,431,391	$2,045,705	$1,470,912	$1,645,208	$1,699,259
Add: Year End Fair Value of Equity Awards(b)	$9,604,572	$5,919,253	$22,335,085	$3,668,075	$2,302,218	$1,016,402	$1,231,271	$5,549,713
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	($4,077,352)	($18,419,902)	($20,839,582)	$64,271,366	($271,763)	($ 1,066,153)	($1,020,003)	$6,437,966
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	($1,928,849)	($4,686,713)	($ 2,316,737)	$6,092,864	$81,259	($ 172,109)	$20,909	($28,544)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(b)	—	—	—	—	—	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b)	—	—	—	—	—	—	—	—
Compensation Actually Paid(c)	$10,187,197	($10,073,072)	$7,961,396	$75,499,569	$3,866,865	$1,412,413	$2,027,447	$13,492,467
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)	The Company does not maintain any defined benefit pension programs for its executives.

Company Selected Measure Name	Adjusted EBITDAR
Named Executive Officers, Footnote
1
The dollar amounts reported are the amounts of total compensation reported for Mr. Snowden (our Principal Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Compensation Tables and Arrangements—2023 Summary Compensation Table.”

3
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Snowden) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Snowden) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2023, Felicia Hendrix, Todd George and Chris Rogers; (ii) for 2021, Felicia Hendrix, Todd George and Harper Ko; and (iii) for 2020, David Williams, William J. Fair and Carl Sottosanti.

Peer Group Issuers, Footnote
6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Russell 3000 Casino and Gambling Index.

PEO Total Compensation Amount	$ 15,542,305	$ 14,075,614	$ 65,887,214	$ 3,898,655
PEO Actually Paid Compensation Amount	$ 10,187,197	(10,073,072)	7,961,396	75,499,569
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Snowden, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Snowden during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Compensation Actually Paid Calculation” table displays the adjustments made to Mr. Snowden’s total compensation for each year to determine the compensation actually paid.

Compensation Actually Paid Calculation

	PEO				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	$15,542,305	$14,075,614	$65,887,214	$3,898,655	$3,800,856	$3,105,185	$3,440,477	$3,232,591
Less: Reported Fair Value of Equity Awards(a)	$8,953,479	$6,961,325	$57,104,584	$2,431,391	$2,045,705	$1,470,912	$1,645,208	$1,699,259
Add: Year End Fair Value of Equity Awards(b)	$9,604,572	$5,919,253	$22,335,085	$3,668,075	$2,302,218	$1,016,402	$1,231,271	$5,549,713
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	($4,077,352)	($18,419,902)	($20,839,582)	$64,271,366	($271,763)	($ 1,066,153)	($1,020,003)	$6,437,966
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	($1,928,849)	($4,686,713)	($ 2,316,737)	$6,092,864	$81,259	($ 172,109)	$20,909	($28,544)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(b)	—	—	—	—	—	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b)	—	—	—	—	—	—	—	—
Compensation Actually Paid(c)	$10,187,197	($10,073,072)	$7,961,396	$75,499,569	$3,866,865	$1,412,413	$2,027,447	$13,492,467
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)	The Company does not maintain any defined benefit pension programs for its executives.

Non-PEO NEO Average Total Compensation Amount	$ 3,800,856	3,105,185	3,440,477	3,232,591
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,866,865	1,412,413	2,027,447	13,492,467
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Snowden), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Snowden) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Compensation Actually Paid Calculation” table displays the adjustments made to average total compensation for the NEOs as a group (excluding Mr. Snowden) for each year to determine the average compensation actually paid to the NEOs as a group (excluding Mr. Snowden).

Compensation Actually Paid Calculation

	PEO				NEO AVERAGE
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	$15,542,305	$14,075,614	$65,887,214	$3,898,655	$3,800,856	$3,105,185	$3,440,477	$3,232,591
Less: Reported Fair Value of Equity Awards(a)	$8,953,479	$6,961,325	$57,104,584	$2,431,391	$2,045,705	$1,470,912	$1,645,208	$1,699,259
Add: Year End Fair Value of Equity Awards(b)	$9,604,572	$5,919,253	$22,335,085	$3,668,075	$2,302,218	$1,016,402	$1,231,271	$5,549,713
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	($4,077,352)	($18,419,902)	($20,839,582)	$64,271,366	($271,763)	($ 1,066,153)	($1,020,003)	$6,437,966
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	($1,928,849)	($4,686,713)	($ 2,316,737)	$6,092,864	$81,259	($ 172,109)	$20,909	($28,544)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(b)	—	—	—	—	—	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b)	—	—	—	—	—	—	—	—
Compensation Actually Paid(c)	$10,187,197	($10,073,072)	$7,961,396	$75,499,569	$3,866,865	$1,412,413	$2,027,447	$13,492,467
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)	The Company does not maintain any defined benefit pension programs for its executives.

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
While the Company utilizes several non-financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long- term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Snowden and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Snowden) is aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Snowden and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” in 2023, 90% of our Chief Executive Officer’s total target compensation, and 80% (on average) of our other NEOs’ total target compensation was variable and at risk, subject to achievement of pre-set performance goals or tied to our long-term stock price performance.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
While the Company utilizes several non-financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long- term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Snowden and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Snowden) is generally aligned with the Company’s net income as presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Adjusted EBITDAR, which the company does use for when setting goals in the Company’s STIP and LTIP. As described in more detail in the section “Compensation Discussion and Analysis,” in 2023, 90% of our Chief Executive Officer’s total target compensation, and 80% (on average) of our other NEOs’ total target compensation was variable and at risk, subject to achievement of pre-set performance goals or tied to our long-term stock price performance.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table
While the Company utilizes several non-financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long- term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Adjusted EBITDAR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Snowden and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Snowden) is generally aligned with the Company’s Adjusted EBITDAR. While the Company uses numerous measures, both financial and non-financial, for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDAR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted EBITDAR when setting goals for the Company’s annual incentives to the NEOs under the Company’s incentive plan.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay versus Performance Table
While the Company utilizes several non-financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long- term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Snowden and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Snowden) is aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Snowden and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” in 2023, 90% of our Chief Executive Officer’s total target compensation, and 80% (on average) of our other NEOs’ total target compensation was variable and at risk, subject to achievement of pre-set performance goals or tied to our long-term stock price performance.

Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the table was 1.8%, while the cumulative TSR of the peer group presented for this purpose over the same four-year period, the Russell 3000 Casino & Gambling Index, was 4.27%. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis” starting on page 48.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The measures that the Company uses for both our long-term and short-term incentive awards are selected based on the objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. We believe Adjusted EBITDAR is the most meaningful critical indicator of the Company’s growth and financial health. Therefore, as described above, Adjusted EBITDAR is a key component of our incentive plan design. Because the other important metrics that the Company considers are operationally-based and in furtherance of our long-term strategy (e.g. omnichannel, Interactive and ESG goals), Adjusted EBITDAR is the only financial measure used to link “compensation actually paid” to our NEOs to company performance for the most recently completed fiscal year.

Total Shareholder Return Amount	$ 101.8	116.2	202.86	337.91
Peer Group Total Shareholder Return Amount	104.27	82.85	110.71	112.34
Net Income (Loss)	$ (491,400,000)	$ 221,700,000	$ 420,500,000	$ (669,100,000)
Company Selected Measure Amount	1,512,600,000	1,939,400,000	1,994,400,000	1,094,800,000
PEO Name	Mr. Snowden	Mr. Snowden	Mr. Snowden	Mr. Snowden
Additional 402(v) Disclosure
Analysis of the Information Presented in the Pay versus Performance Table
While the Company utilizes several non-financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long- term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Non-GAAP Measure Description
8
The Company believes Adjusted EBITDAR is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDAR is a non-GAAP financial measure. For a definition and reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measure, see the section entitled “Non-GAAP Financial Measures” on pages 43 - 45 of our 2023 Annual Report.

PEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,953,479)	$ (6,961,325)	$ (57,104,584)	$ (2,431,391)
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,604,572	5,919,253	22,335,085	3,668,075
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,077,352)	(18,419,902)	(20,839,582)	64,271,366
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,928,849)	(4,686,713)	(2,316,737)	6,092,864
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,045,705)	(1,470,912)	(1,645,208)	(1,699,259)
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,302,218	1,016,402	1,231,271	5,549,713
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,763)	(1,066,153)	(1,020,003)	6,437,966
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,259	(172,109)	20,909	(28,544)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0